Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Trade receivables and due from related parties [member] | Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance		₺ 7,370	₺ 5,128
Provision for impairment recognized during the year		1,105	2,242
Unused amount reversed		(3,785)
Closing balance		4,690	7,370
Trade receivables and due from related parties [member] | Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	[1]	730,811	661,928
Provision for impairment recognized during the year	[1]	376,107	416,557
Amounts collected	[1]	(147,858)	(166,641)
Unused amount reversed		3,785	(73,023)
Receivables written off during the year as uncollectible	[1]	(346,049)	(118,553)
Exchange differences	[1]	10,782	10,540
Disposal of subsidiaries	[1]		3
Closing balance	[1]	627,578	730,811
Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance		200,273	125,943
Provision for impairment recognized during the year		245,365	190,509
Amounts collected		(135,862)	(96,278)
Unused amount reversed			(19,901)
Receivables written off during the year as uncollectible		(147,067)
Exchange differences		791
Closing balance		₺ 163,500	₺ 200,273

[1]	Other Assets includes trade receivables, subscriber receivables and other assets.